Restrictions on Cash and Due from Banks - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Minimum average reserve balances required by banking regulators	$ 2.2	$ 2.0
Balances held at the federal reserve and other financial institutions	$ 3.3	$ 4.4